Revenue Recognition - Disaggregation of Revenue by Major Products and Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by Major Products/Service Offerings
Total Revenue	$ 67,535	$ 62,753	$ 61,860
Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	67,472	62,510	61,229
Other
Revenue by Major Products/Service Offerings
Revenue	63	243	632
Software | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	29,962	27,085	25,011
Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	21,055	20,692	20,884
Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	15,718	14,020	14,593
Financing | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	737	713	741
Hybrid Cloud | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	7,327	6,490	5,827
Automation | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	7,733	6,558	6,008
Data | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	6,299	5,629	5,461
Transaction Processing | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	8,603	8,408	7,714
Strategy and Technology | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	11,537	11,488	11,430
Intelligent Operations | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	9,518	9,204	9,455
Hybrid Infrastructure | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	10,618	8,913	9,215
Infrastructure Support | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	$ 5,100	$ 5,107	$ 5,377